COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Rental expenses under operating leases	¥ 8,455	¥ 5,432
Future minimum lease payments under non-cancelable operating leases agreements
2019	13,118
2020	8,009
2021	4,280
2022	1,353
2023 and thereafter	¥ 336